FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at December 31, 2023 and 2022:

	2023		2022
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$11,222	$11,222	$14,396	$14,396
Other financial assets
Government bonds	1,600	1,600	1,566	1,566
Corporate bonds	2,441	2,441	2,147	2,147
Fixed income securities and other	9,198	9,198	8,762	8,762
Common shares and warrants	5,181	5,181	6,472	6,472
Loans and notes receivable	9,904	9,904	7,952	7,952
	28,324	28,324	26,899	26,899
Accounts receivable and other	19,464	19,464	19,880	19,880
	$59,010	$59,010	$61,175	$61,175
Financial liabilities
Corporate borrowings	$12,160	$11,350	$11,390	$9,599
Non-recourse borrowings of managed entities
Property-specific borrowings	205,336	205,003	187,544	184,254
Subsidiary borrowings	16,214	16,030	15,140	14,708
	221,550	221,033	202,684	198,962
Accounts payable and other	50,009	50,009	48,559	48,559
Subsidiary equity obligations	4,145	4,145	4,188	4,188
	$287,864	$286,537	$266,821	$261,308

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2023			2022
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$25	$1,575	$—	$91	$1,475	$—
Corporate bonds	—	1,662	777	65	1,754	324
Fixed income securities and other	455	958	4,903	493	2,099	3,376
Common shares and warrants	857	1,309	3,015	3,975	377	2,120
Loans and notes receivables	—	46	17	22	26	5
	1,337	5,550	8,712	4,646	5,731	5,825
Accounts receivable and other	6	2,520	89	12	3,731	6
	$1,343	$8,070	$8,801	$4,658	$9,462	$5,831
Financial liabilities
Accounts payable and other	$9	$5,119	$3,259	$7	$4,469	$2,419
Subsidiary equity obligations	4	—	259	—	441	673
	$13	$5,119	$3,518	$7	$4,910	$3,092
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2023	2022
Core	$18,970	$19,267
Transitional and development	23,016	25,434
LP Investments	77,627	69,501
Other investment properties	4,539	898
	$124,152	$115,100

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2023	Valuation Techniques and Key Inputs
Other financial assets	$5,550	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	2,520 / (5,119)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2023			2022
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.8%	11	6.2%	4.6%	11
Transitional and development[1]	7.9%	6.2%	10	7.7%	5.9%	10
LP Investments[1]	8.6%	5.8%	13	8.3%	5.7%	13
Other investment properties[2]	7.4%	n/a	n/a	7.5%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure segment and other direct investments within our Asset Management segment.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2023	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$777	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	4,903	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	3,015	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (3,259)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(259)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2023 and 2022:

AS AT DEC. 31, 2023 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$11,222	$11,222
Other financial assets
Government bonds	—	1,600	—	1,600
Corporate bonds	866	1,573	2	2,441
Fixed income securities and other	4,451	1,865	2,882	9,198
Common shares and warrants	3,354	1,827	—	5,181
Loans and notes receivable	63	—	9,841	9,904
	8,734	6,865	12,725	28,324
Accounts receivable and other[2]	2,615	—	16,849	19,464
	$11,349	$6,865	$40,796	$59,010
Financial liabilities
Corporate borrowings	$—	$—	$12,160	$12,160
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	205,336	205,336
Subsidiary borrowings	—	—	16,214	16,214
	—	—	221,550	221,550
Accounts payable and other[2]	8,387	—	41,622	50,009
Subsidiary equity obligations	263	—	3,882	4,145
	$8,650	$—	$279,214	$287,864
1.Financial assets include $9.4 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $2.1 billion included in accounts receivable and other and $3.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2022 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$14,396	$14,396
Other financial assets
Government bonds	—	1,566	—	1,566
Corporate bonds	426	1,717	4	2,147
Fixed income securities and other	4,170	1,798	2,794	8,762
Common shares and warrants	4,953	1,519	—	6,472
Loans and notes receivable	53	—	7,899	7,952
	9,602	6,600	10,697	26,899
Accounts receivable and other[2]	3,749	—	16,131	19,880
	$13,351	$6,600	$41,224	$61,175
Financial liabilities
Corporate borrowings	$—	$—	$11,390	$11,390
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	187,544	187,544
Subsidiary borrowings	—	—	15,140	15,140
	—	—	202,684	202,684
Accounts payable and other[2]	6,895	—	41,664	48,559
Subsidiary equity obligations	1,114	—	3,074	4,188
	$8,009	$—	$258,812	$266,821
1.Financial assets include $14.0 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.0 billion included in accounts receivable and other and $2.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$5,670	$7,565
Non-current	22,654	19,334
Total	$28,324	$26,899

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2023 and 2022:

AS AT DEC. 31, 2023 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$11,222	$11,222
Other financial assets
Government bonds	—	1,600	—	1,600
Corporate bonds	866	1,573	2	2,441
Fixed income securities and other	4,451	1,865	2,882	9,198
Common shares and warrants	3,354	1,827	—	5,181
Loans and notes receivable	63	—	9,841	9,904
	8,734	6,865	12,725	28,324
Accounts receivable and other[2]	2,615	—	16,849	19,464
	$11,349	$6,865	$40,796	$59,010
Financial liabilities
Corporate borrowings	$—	$—	$12,160	$12,160
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	205,336	205,336
Subsidiary borrowings	—	—	16,214	16,214
	—	—	221,550	221,550
Accounts payable and other[2]	8,387	—	41,622	50,009
Subsidiary equity obligations	263	—	3,882	4,145
	$8,650	$—	$279,214	$287,864
1.Financial assets include $9.4 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $2.1 billion included in accounts receivable and other and $3.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2022 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$14,396	$14,396
Other financial assets
Government bonds	—	1,566	—	1,566
Corporate bonds	426	1,717	4	2,147
Fixed income securities and other	4,170	1,798	2,794	8,762
Common shares and warrants	4,953	1,519	—	6,472
Loans and notes receivable	53	—	7,899	7,952
	9,602	6,600	10,697	26,899
Accounts receivable and other[2]	3,749	—	16,131	19,880
	$13,351	$6,600	$41,224	$61,175
Financial liabilities
Corporate borrowings	$—	$—	$11,390	$11,390
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	187,544	187,544
Subsidiary borrowings	—	—	15,140	15,140
	—	—	202,684	202,684
Accounts payable and other[2]	6,895	—	41,664	48,559
Subsidiary equity obligations	1,114	—	3,074	4,188
	$8,009	$—	$258,812	$266,821
1.Financial assets include $14.0 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.0 billion included in accounts receivable and other and $2.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2023 and 2022:

	2023		2022
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$5,831	$3,092	$2,232	$2,714
Fair value changes in net income	317	(444)	95	(394)
Fair value changes in other comprehensive income (loss)[1]	654	(108)	(13)	(3)
Transfers in	773	—	460	—
Transfers out	(44)	(56)	—	—
Additions, net of disposals	1,270	1,034	3,057	775
Balance, end of year	$8,801	$3,518	$5,831	$3,092
1.Includes foreign currency translation.
During the year ended December 31, 2023, $773 million of direct investments in equity securities within our Asset Management segment were transferred from Level 2 to Level 3 of the fair value hierarchy due to the implied price or cost previously used in the fair valuation of the investments not being observable due to minimal market activity for the securities. No other significant transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2023.
During the year ended December 31, 2022, there was a transfer of $460 million to Level 3 of the fair value hierarchy, reflecting a change in valuation technique to a discounted cash flow approach driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates. No other transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2022.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2023			2022
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$11,280	$70	$—	$9,524	$75	$—
Property-specific borrowings	8,526	108,076	88,401	6,742	87,764	89,748
Subsidiary borrowings	7,527	—	8,503	7,547	2,100	5,061
Subsidiary equity obligations	—	1,211	2,671	—	689	2,385

Disclosure of offsetting of financial assets and financial liabilities	The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2023	2022	2023	2022
Gross amounts of financial instruments before netting	$3,204	$4,638	$5,305	$4,703
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(589)	(889)	(506)	(861)
Net amounts of financial instruments in the Consolidated Balance Sheets	$2,615	$3,749	$4,799	$3,842